Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Multi-Manager International Equity Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager International Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	CMIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager International Equity Strategies Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.95% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95% [1]
Net Assets	$ 2,970,296,357
Holdings Count | Holdings	602
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,970,296,357
Total number of portfolio holdings	602
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a per cen
tage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SAP SE	2.2%
Roche Holding AG, Genusschein Shares	1.7%
Kering SA	1.5%
Rolls-Royce Holdings PLC	1.4%
Barclays Bank PLC	1.4%
Alstom SA	1.3%
Reckitt Benckiser Group PLC	1.3%
Renesas Electronics Corp.	1.2%
Tencent Holdings Ltd.	1.2%
Samsung Electronics Co., Ltd.	1.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
SAP SE	2.2%
Roche Holding AG, Genusschein Shares	1.7%
Kering SA	1.5%
Rolls-Royce Holdings PLC	1.4%
Barclays Bank PLC	1.4%
Alstom SA	1.3%
Reckitt Benckiser Group PLC	1.3%
Renesas Electronics Corp.	1.2%
Tencent Holdings Ltd.	1.2%
Samsung Electronics Co., Ltd.	1.2%

[1]	Annualized.